Basis of Presentation and New Accounting Standards (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Recently Issued and Recently Adopted Accounting Pronouncements

Recently Issued and Recently Adopted Accounting Pronouncements

Recently Issued Accounting Pronouncements

In February 2017, the FASB issued ASU 2017-04, Simplifying the Test for Goodwill Impairment, to simplify how all entities assess goodwill for impairment by eliminating Step 2 from the goodwill impairment test. As amended, the goodwill impairment test will consist of one step comparing the fair value of a reporting unit with its carrying amount. An entity should recognize a goodwill impairment charge for the amount by which the reporting unit's carrying amount exceeds its fair value. This update is effective for annual periods beginning after December 15, 2019, and interim periods within those periods. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017.  We are currently evaluating the impact that this standard will have on our consolidated financial statements.

Recently Adopted Accounting Pronouncements

In February 2016, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) 2016-02, Leases . Under this new guidance, at the commencement date, lessees will be required to recognize (i) a lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis and (ii) a right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. This guidance is not applicable for leases with a term of 12 months or less. The new standard is effective for annual reporting periods, and interim periods within those periods, beginning after December 15, 2018, with early adoption permitted. The Company adopted ASC 842 as of January 1, 2019, electing the optional transition method that allows for a cumulative-effect adjustment in the period of adoption and did not restate prior periods. The Company elected the package of practical expedients permitted under the transition guidance. As a result of the adoption, the Company recorded right-of-use assets and liabilities. As of March 31, 2019 the Company’s right-of-use assets and liabilities were $2.2 million, respectively, associated with its operating leases. See Note 8 for further discussion on leases.

Recently Issued and Recently Adopted Accounting Pronouncements

Recently Issued Accounting Pronouncements

In February 2016, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) 2016-02, Leases. Under this new guidance, at the commencement date, lessees will be required to recognize (i) a lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis and (ii) a right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. This guidance is not applicable for leases with a term of 12 months or less. The new standard is effective for annual reporting periods, and interim periods within those periods, beginning after December 15, 2018, with early adoption permitted. Although ASU 2016-02 is required to be adopted at the earliest period presented using a modified retrospective approach, the FASB issued ASU 2018-11, Leases (Topic 842): Targeted Improvements, which allows for an alternative transition method of adoption by recognizing a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. We will adopt this new standard on January 1, 2019 (the "effective date") using the modified retrospective transition option of applying the new standard at the adoption date. As such, we will not adjust prior period amounts. Furthermore, we expect to elect the practical expedients upon transition, which permit companies to not reassess lease identification, classification, and initial direct costs under the new standard for leases that commenced prior to the effective date. We have substantially completed the process of analyzing and extracting relevant data from the Company’s lease contracts. We are finalizing our evaluation of the impact that this guidance will have on our financial statements, including related disclosures, and expect to recognize additional right-of-use assets and corresponding lease liabilities related to operating leases.

In February 2017, the FASB issued ASU 2017-04, Simplifying the Test for Goodwill Impairment, to simplify how all entities assess goodwill for impairment by eliminating Step 2 from the goodwill impairment test. As amended, the goodwill impairment test will consist of one step comparing the fair value of a reporting unit with its carrying amount. An entity should recognize a goodwill impairment charge for the amount by which the reporting unit's carrying amount exceeds its fair value. This update is effective for annual periods beginning after December 15, 2019, and interim periods within those periods. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017.  We are currently evaluating the impact that this standard will have on our consolidated financial statements.

Recently Adopted Accounting Pronouncements

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606). The new standard is based on the principle that revenue should be recognized in an amount that reflects the consideration to which the entity expects to be entitled in exchange for the transfer of promised goods or services. ASU 2014-09 and all subsequent amendments (collectively, the “new standards”) may be applied using either the full retrospective method, in which case the standard would be applied to each prior reporting period presented, or the modified retrospective method, in which case the cumulative effect of applying the standard would be recognized at the date of initial application. We have adopted the standards beginning this first quarter of 2018 using the modified retrospective method. Overall, the timing or amounts related to the revenue recognition under the new standards did not differ from our previously applied revenue recognition policy. Our product revenues are recognized at a point in time, which is when control transfers to the customer.  We have made an accounting policy election to treat shipping and handling activities that occur after the customer obtains control of the goods as fulfillment costs. There was no cumulative effect of applying the new standards as of the adoption date on January 1, 2018.

In November 2016, the FASB issued ASU 2016-18, Restricted Cash , which requires entities to show the changes in the total of cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. As a result, entities will no longer present transfers between cash and cash equivalents and restricted cash and restricted cash equivalents in the statement of cash flows. The adoption of this standard, in the first quarter of 2018, changed the presentation of our statement of cash flows to include our restricted cash balance with the non-restricted cash balances . The new guidance did not have a material impact on the Company's consolidated financial statements. Cash, cash equivalents, and restricted cash reported on the consolidated statements of cash flows includes restricted cash of $0.4 million, $0.7 million, and $40,000 and cash, cash equivalents of $12.6 million, $9.6 million, and $5.3 million as of December 31, 2016, December 31, 2017 and December 31, 2018, respectively.